Warrants (Details) - Schedule of warrants outstanding	6 Months Ended
Jan. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding [Abstract]
Beginning Outstanding, Warrants | shares	108,841,179
Beginning Outstanding, Weighted average exercise price | $ / shares	$ 0.01
Beginning Outstanding, Weighted average remaining Contractual Term (Years)	8 years 2 months 15 days
Granted, Warrants | shares	13,534,535
Granted, Weighted average exercise price | $ / shares	$ 0.12
Granted, Weighted average remaining Contractual Term (Years)	4 years 10 months 9 days
Exercised, Warrants | shares	(170,298)
Exercised, Weighted average exercise price | $ / shares	$ 0.13
Exercised, Weighted average remaining Contractual Term (Years)
Forfeited and cancelled, Warrants | shares	(749,702)
Forfeited and cancelled, Weighted average exercise price | $ / shares	$ 0.32
Forfeited and cancelled, Weighted average remaining Contractual Term (Years)
Ending Outstanding, Warrants | shares	121,455,714
Ending Outstanding, Weighted average exercise price | $ / shares	$ 0.02
Ending Outstanding, Weighted average remaining Contractual Term (Years)	7 years 5 months 8 days
Exercisable, Warrants | shares	94,530,240
Exercisable, Weighted average exercise price | $ / shares	$ 0.03
Exercisable, Weighted average remaining Contractual Term (Years)	7 years 4 months 9 days